Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution saving plan expense	$ 6.4	$ 4.9	$ 5.5
Pension Benefits, Domestic
Defined Benefit Plan Disclosure [Line Items]
Expected contribution for 2013	11.0
Postretirement Plans, Domestic
Defined Benefit Plan Disclosure [Line Items]
Expected contribution for 2013	0.6
Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Expected contribution for 2013	$ 6.0
Equities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, minimum	25.00%	25.00%
Target asset allocation, maximum	40.00%	40.00%
Bonds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, minimum	20.00%	20.00%
Target asset allocation, maximum	40.00%	40.00%
Cash Alternatives Investments and Other
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, minimum	25.00%	25.00%
Target asset allocation, maximum	45.00%	45.00%